Note 7 - Balance Sheet Disclosures - Advance Payments received from customers (Details) - EUR (€) € in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Note 7 - Interim condensed balance sheet disclosures - Advance Payments received from customers (Details)
Advance payments received from customers	€ 46,827	€ 40,693	€ 44,756	€ 38,972
Balance as of Jan 1	44,756	38,972	38,972	11,164
Additions	2,388	1,403	5,198	30,565
Repayment	(1,098)	(488)	(912)	(4,117)
Net interest	781	806	1,498	1,360
Balance as of Mar 31	€ 46,827	€ 40,693	€ 44,756	€ 38,972